Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	[1]	¥ (557,391)	¥ (155,947)	¥ 289,400
Less: Net gains (losses) recognized during the period on equity securities sold during the period		1,710	34,034
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period		¥ (559,101)	¥ (189,981)

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.